Subsequent events	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Subsequent events
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9
. Subsequent events
On March 24, 2020, Azul announced that from March 25, 2020 to April 30, 2020, it expects to operate 70 non-stop flights per day to 25 cities, representing a 90% reduction of its consolidated planned capacity in terms of ASKs for the month of April, in light of the uncertainty due to the COVID-19 pandemic that is affecting the demand for air traffic. Azul also announced several measures to reduce fixed costs and preserve its cash position as described below.
Measures for
c
osts
and expenses
r
eduction
.

•	Executive management team salary cut of 50% and managers salary cut of 25% until situation normalizes;

•	Hiring freeze;

•	Payment deferral of 2019 bonus and profit sharing;

•	An increase of crewmembers joining the Company’s voluntary unpaid leave program with over 10,500 requests approved as of March 31, 2020;

•	Suspension of travel and discretionary spending;

•	Grounding of surplus aircraft; and

•	Suspending all new aircraft deliveries.
Measures for
b
alance
s
heet and
c
ash flow
m
anagement
In addition to taking aggressive steps to reduce operating costs, the Company is also working to strengthen its liquidity position by preserving cash, including:

•	Actively managing all areas of working capital;

•	Eliminating all non-critical capital spend;

•	Negotiating new payment terms with its commercial partners; and

•
Discussing new credit facilities with financial institutions, including the Brazilian Development Bank (BNDES), who announced a support package worth R$10 billion in credit lines for the Brazilian airline sector.

The Company anticipates that these initiatives to obtain additional sources of liquidity, along with measures to contain operational expenses and non-essential capex outflows, will provide ample resources to endure a prolonged downturn in demand during several months. However, it is not possible to guarantee their sufficiency and complete implementation, as some of them depend on third parties actions and decisions.
New measures may still be implemented by Azul, as the extent of the impact of COVID-19 on Azul’s operational and financial performance is still uncertain and will depend on future developments, including the duration and spread of the outbreak and related travel advisories and restrictions and the impact of the COVID-19 on overall demand for air travel, all of which cannot be predicted.
Management continues to monitor the Company’s profitability and its financial position, taking actions to sustain its ability to continue with its operations in the foreseeable future.

On February 21, 2020, Azul Linhas Aéreas Brasileiras, a wholly-owned subsidiary of Azul S.A, and Two Taxi Aereo, “TwoFlex”, announced that they have entered into a certain Quota Purchase Agreement under which Azul agreed to acquire the Brazilian regional carrier TwoFlex for the total purchase price of R$123 million. TwoFlex is a domestic airline based in Jundiaĺ, Brazil, founded in 2013 and offers regular passenger and cargo service to 39 destinations in Brazil, of which only three regional destinations are currently being served by Azul. TwoFlex also holds 14 daily departure and arrival slots on the auxiliary runway of Congonhas, São Paulo’s downtown airport. Congonhas is a particularly coveted airport because of its proximity to São Paulo’s business districts. Currently, Azul’s two larger competitors, Gol and LATAM, control most of the flights in Congonhas. TwoFlex’s fleet is composed of 17 owned Cessna Caravan aircraft, a regional turboprop with a capacity of 9 passengers. On March 27, 2020, the Brazilian Administrative Council for Economic Defense (CADE -
Conselho Administrativo de Defesa Econômica
) approved the acquisition without imposing further obligations for the p arties. The parties are working towards the closing of the transaction, which we expect to occur in the near future.

On February 6, 2020, as announced to the market, the Company signed a Joint Venture agreement with TAP, in order to increase connectivity between the Brazilian domestic market and the European market, the transaction will be submitted for regulatory approvals.